Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 7,950	¥ 18,283	¥ 11,578	¥ 26,872
Life insurance costs	(78,701)	(67,077)	(300,798)	(287,792)
Write-downs of securities	(246)	(536)	(262)	(607)
Interest expense	(47,703)	(37,158)	(138,594)	(88,631)
Income tax (expense) or benefit	(38,555)	(28,855)	(92,382)	(68,836)
Net Income	86,985	91,047	217,625	217,190
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	1,537	601	6,176	1,765
Income tax (expense) or benefit	(402)	(173)	(1,613)	(465)
Net Income	1,135	428	4,563	1,300
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends	17	102	148	119
Life insurance premiums and related investment income	211	450	2,516	1,261
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	212	207	525	369
Life insurance premiums and related investment income	1,097	379	2,987	553
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities		(537)		(537)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	5	4	17	12
Total before income tax	5	4	17	12
Income tax (expense) or benefit	(2)	(1)	(5)	(3)
Net Income	3	3	12	9
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	111	87	336	257
Amortization of net actuarial loss	(14)	(24)	(46)	(69)
Amortization of transition obligation	0	0	(1)	(1)
Total before income tax	97	63	289	187
Income tax (expense) or benefit	(26)	(16)	(78)	(49)
Net Income	71	47	211	138
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	1	6,513	126	8,052
Total before income tax	(3,692)	(3,109)	(11,203)	(3,223)
Income tax (expense) or benefit	1,144	965	3,472	977
Net Income	(2,548)	(2,144)	(7,731)	(2,246)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense	(3,693)	(9,622)	(11,329)	(11,275)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(2,704)	3,267	2,800	1,382
Income tax (expense) or benefit	597	(779)	(692)	(343)
Net Income	(2,107)	2,488	2,108	1,039
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	10	23	(20)	(134)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense		164		0
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	¥ (2,714)	¥ 3,080	¥ 2,820	¥ 1,516